Related party balances and transactions -balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total Arising from sales / purchases of goods / other	$ 25,561	$ 28,970
Other liabilities
Total Other liabilities	(7,538)	(2,711)
Other balances
Other balances	15,312	9,986
Associates
Disclosure of transactions between related parties [line items]
Trade Receivables	1,555	1,189
Other Receivables	658	856
Other Financial Assets	2,494	5,858
Other related parties
Disclosure of transactions between related parties [line items]
Trade Receivables	687	1,799
Other Receivables	8,611	8,755
Other Financial Assets	14,573	14,794
Trade Payables	(3,017)	(4,281)
Other liabilities
Other liabilities to other related parties	(7,538)	(2,711)
Other balances
Cash and cash equivalents in other related parties	$ 15,312	$ 9,986